STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX) Investor Class (SSZXX) Premier Class (SSIXX)	STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX) Investor Class (SAMXX) Premier Class (GVMXX)	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX) Investor Class (SSNXX) Premier Class (TRIXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX) Investor Class (SAEXX) Premier Class (TPIXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the first paragraph under the heading “For All Funds” in the section entitled

“Redeeming Shares” beginning on page 42 of the Prospectus:

Each of the Treasury Fund, Treasury Plus Fund and U.S. Government Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each of the Treasury Fund, Treasury Plus Fund and U.S. Government Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTICLSUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Trust Class (TILXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Trust Class (TPLXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the first paragraph under the heading “For All Funds” in the section entitled

“Redeeming Shares” on page 26 of the Prospectus:

The Treasury Plus Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although the Treasury Plus Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TRUSTSUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Administration Class (SALXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the second paragraph in the section entitled “Redeeming Shares” on page 17 of the

Prospectus:

The Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ADMINSUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Class G (SSOXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the second paragraph in the section entitled “Redeeming Shares” on page 17 of the

Prospectus:

The Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLASSGSUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Class M (GOMXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the second paragraph in the section entitled “Redeeming Shares” on page 17 of the

Prospectus:

The Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLASSMSUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

Neuberger Berman Money Fund, a Private Label of the

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class (GVVXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class (TPVXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the first paragraph under the heading “For All Funds” in the section entitled

“Redeeming Shares” on page 23 of the Prospectus:

Each Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NBSUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 7, 2017 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Service Class (LRSXX)	STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Service Class (GVSXX)	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Service Class (TYSXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Service Class (TPSXX)

Effective immediately, the Prospectus is supplemented as follows:

The following replaces the first paragraph under the heading “For All Funds” in the section entitled

“Redeeming Shares” beginning on page 37 of the Prospectus:

Each of the Treasury Fund, Treasury Plus Fund and U.S. Government Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each of the Treasury Fund, Treasury Plus Fund and U.S. Government Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SERVICESUPP1